ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2023 (Unaudited)

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS*[a,b] ‒ 96.2%
ASIA EQUITY LONG/SHORT ‒ 4.2%
Pleiad Asia Equity Offshore Feeder Fund	11/1/2020	3,000,000	2,988,223	Quarterly	60 Days [f]
Pleiad Asia Offshore Feeder Fund	10/1/2014 [c]	5,429,046	6,123,374	Quarterly	60 Days [e,f,h]
		8,429,046	9,111,597
CHINA EQUITY LONG/SHORT ‒ 3.9%
IvyRock China Focus Feeder Fund - Class C	4/1/2019	5,997,650	8,572,956	Monthly	30 Days [g]

COMMODITY RELATED EQUITY ‒ 8.4%
Delbrook Resource Opportunities (Cayman) Fund, Ltd.	1/1/2022	5,000,000	3,298,642	Quarterly	90 Days [e,h]
Energy Dynamics Fund Limited Class D	4/1/2018	6,313,174	9,495,971	Monthly	90 Days [e]
Forest Avenue Offshore Fund, Ltd.	10/1/2022	5,000,000	5,674,787	Quarterly	60 Days [f]
		16,313,174	18,469,400
EUROPEAN EQUITY LONG/SHORT ‒ 3.0%
Lancaster European LS Equity, Ltd.	2/1/2023	6,000,000	6,508,951	Quarterly	60 Days

FINANCIAL EQUITY LONG/SHORT ‒ 7.2%
Azora Offshore Fund, Ltd.	5/1/2018	6,747,437	10,212,850	Quarterly	45 Days
Rhino Small-Cap Financial Fund, L.P.	1/1/2023	4,700,000	4,378,194	Quarterly	60 Days [h]
Vetamer Capital Partners, L.P.	2/1/2021	1,437,500	1,217,575	Quarterly	60 Days [f]
		12,884,937	15,808,619
GLOBAL EQUITY LONG ‒ 1.0%
Lansdowne Developed Markets Long Only Fund, Ltd.	3/1/2023	2,130,000	2,232,029	Monthly	30 Days [d,h]

GLOBAL EQUITY LONG/SHORT ‒ 14.2%
140 Summer Partners Offshore, Ltd.	7/1/2020	8,660,384	10,472,893	Quarterly	60 Days [f]
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016	7,783,381	10,212,806	Quarterly	30 Days
TPG Public Equity Partners-B, Ltd.	1/1/2016	7,199,457	10,488,242	Quarterly	60 Days [f]
		23,643,222	31,173,941
HEALTH CARE EQUITY LONG/SHORT ‒ 15.5%
Averill Fund, Ltd.	11/1/2020	4,276,526	6,120,817	Quarterly	60 Days [f]
BCM Scout International, Ltd.	5/1/2022	5,500,000	6,102,528	Quarterly	45 Days [f]
Camber Capital Fund, L.P.	1/1/2016	4,541,457	8,307,720	Quarterly	90 Days [e]
Iron Triangle Offshore Fund, Ltd.	9/1/2020	6,101,331	6,999,501	Quarterly	60 Days
Janus Henderson Biotech Innovation Fund, Ltd.	2/1/2022	4,500,000	6,512,497	Quarterly	60 Days [h]
		24,919,314	34,043,063
LATIN AMERICA ‒ 5.9%
Sagil Latin American Opportunities Fund - Class B	4/1/2017	8,750,000	12,935,004	Monthly	90 Days

REAL ESTATE LONG/SHORT ‒ 3.3%
Long Pond Offshore, Ltd.	6/1/2011 [c]	5,793,761	7,232,393	Quarterly	60 Days

TMT EQUITY LONG/SHORT ‒ 17.7%
Atreides Foundation Fund, Ltd.	12/1/2020	11,100,000	9,953,400	Quarterly	60 Days [i,j]
Seligman Tech Spectrum Fund L.L.C.	1/1/2016	5,171,735	11,882,528	Monthly	30 Days
SoMa Offshore, Ltd. Class A Founders	1/1/2017	6,346,879	9,112,470	Quarterly	60 Days
Toronado Offshore Fund, Ltd. - Class A	8/1/2018	7,484,508	7,909,443	Quarterly	45 Days [i,j]
		30,103,122	38,857,841

ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS ‒ Continued

As of July 31, 2023 (Unaudited)

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)
U.S. EQUITY LONG/SHORT ‒ 4.0%
Antero Peak Long/Short Offshore Fund, Ltd.	1/1/2019	6,341,468	8,710,292	Quarterly	30 Days

U.S. SMALL CAP ‒ 7.9%
Kent Lake Partners, L.P.	9/1/2021	5,750,000	6,231,275	Quarterly	60 Days
Medina Singh Investment Partners, L.P.	8/1/2020	8,100,000	11,194,992	Quarterly	30 Days
		13,850,000	17,426,267

TOTAL INVESTMENTS IN PORTFOLIO FUNDS ‒ 96.2%		165,155,694	211,082,353

TOTAL INVESTMENTS ‒ 96.2%		165,155,694	211,082,353

Other Assets in Excess of Liabilities ‒ 3.8%			8,399,359
SHAREHOLDERS' CAPITAL ‒ 100.0%			$219,481,712

*	All Portfolio Funds are non-income producing securities.
[a]	Portfolio Funds are issued in private placement transactions and as such are restricted as to resale.
The total cost and fair value of these restricted investments as of July 31, 2023 was $165,155,694 and $211,082,353 respectively.
[b]	All Investments in Portfolio Funds are pledged as collateral for the Fund's Line of Credit.
[c]	Reflects original acquisition date of the investment transferred from the Predecessor Fund (ABS (3)(C)(1) L.P.).
[d]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10% of the fair value of the investment in the Portfolio Fund.
[e]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.
[f]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25%-33% of the fair value of the investment in the Portfolio Fund per quarter.
[g]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 30% of the fair value of the investment in the Portfolio Fund.
[h]	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.
[i]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 50% of the fair value of the investment in the Portfolio Fund per quarter.
[j]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 50% of the fair value of the investment in the Portfolio Fund.